Investments in Equity Investees - Additional Information (Detail)	1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended					1 Months Ended				12 Months Ended						1 Months Ended						1 Months Ended
	Feb. 29, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Nov. 30, 2010 G10 Entertainment Corporation ("G10") Installment	Apr. 30, 2008 G10 Entertainment Corporation ("G10") USD ($)	Dec. 31, 2010 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2008 G10 Entertainment Corporation ("G10") USD ($)	Dec. 31, 2012 G10 Entertainment Corporation ("G10") USD ($)	Dec. 31, 2012 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2011 G10 Entertainment Corporation ("G10") CNY	Apr. 30, 2008 G10 Entertainment Corporation ("G10") Maximum	Feb. 28, 2011 G10 Entertainment Corporation ("G10") Pursuant to Series B Preferred Share Subscription Agreement USD ($)	Nov. 30, 2010 G10 Entertainment Corporation ("G10") Pursuant to Series B Preferred Share Subscription Agreement USD ($)	Apr. 30, 2008 G10 Entertainment Corporation ("G10") Pursuant to Series B Preferred Share Subscription Agreement USD ($)	Dec. 31, 2012 OpenFeint Inc. ("OpenFeint") USD ($)	Dec. 31, 2012 OpenFeint Inc. ("OpenFeint") CNY	Dec. 31, 2011 OpenFeint Inc. ("OpenFeint") USD ($)	Dec. 31, 2011 OpenFeint Inc. ("OpenFeint") CNY	Dec. 31, 2010 OpenFeint Inc. ("OpenFeint")	Jul. 31, 2010 OpenFeint Inc. ("OpenFeint") USD ($)	Jul. 31, 2010 OpenFeint Inc. ("OpenFeint") Maximum	Dec. 31, 2012 "CrowdStar Inc. ("Crowdstar")" USD ($)	Dec. 31, 2012 "CrowdStar Inc. ("Crowdstar")" CNY	Dec. 31, 2011 "CrowdStar Inc. ("Crowdstar")" CNY	Nov. 30, 2011 "CrowdStar Inc. ("Crowdstar")" USD ($)	May 31, 2011 "CrowdStar Inc. ("Crowdstar")" USD ($)	Nov. 30, 2011 "CrowdStar Inc. ("Crowdstar")" Maximum	May 31, 2011 "CrowdStar Inc. ("Crowdstar")" Maximum	Apr. 30, 2012 Tandem Fund II, L.P. ("Tandem Fund") USD ($)	Dec. 31, 2012 Tandem Fund II, L.P. ("Tandem Fund") USD ($)
Subsidiary, Sale of Stock [Line Items]
Cost method investments							$ 38,300,000			$ 3,995,589	24,892,921	24,892,921					$ 0	0		0				$ 3,630,317	22,617,240	22,617,240
Number of shares acquired	32,290						3,031,232
Equity interest held by entity in cost method on as converted basis													20.00%										20.00%						20.00%	20.00%
Amount paid to acquire investment									39,500,000
Cost method investment, transaction cost									1,200,000
Reduction in purchase price if predetermined target for consolidated income does not reach																25,000,000
Purchase price settlement agreement															10,000,000
Irrevocable guarantee issued by Korean bank under settlement agreement														10,000,000
Purchase price payable in number of installment						26
Other receivable, current										1,200,000	7,300,000
Impairment loss		520,657	3,243,744	0	196,115,321			184,900,000
Preferred stock, investment																						4,000,000					1,000,000	2,500,000
Preferred stock, investment, shares																						987,654					47,212	118,030
Proceeds from sales of preferred stock																	13,400,000	84,400,000
Amount withheld in escrow account																	2,500,000
Proceeds from sales of investment in stock																	1,600,000	10,200,000	10,900,000	68,700,000
Gain on investment disposal		2,524,164	15,725,792	44,434,802	6,827,900												2,500,000	15,700,000	7,100,000	44,400,000
Software license agreement, term																					5 years
Payment for equity fund investment																															1,200,000
Commitment to purchase funds under equity investments																															4,000,000
Fair value of Fund																																$ 7,900,000
Investments under equity method, Percentage																																12.30%